Taxation (Aggregate Preferential Tax) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxation
Aggregate amount of the preferential tax	¥ 10,022	¥ 29,226	¥ 41,307
Per share effect of the preferential tax	¥ 0.11	¥ 0.20	¥ 0.36